UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Growth Fund, Inc.

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 30.2%
Banks - 7.4%
Credicorp Ltd.	39,520	$4,203,347
HDFC Bank Ltd.	311,000	5,085,274
ING Groep NV	483,237	6,830,608
Sumitomo Mitsui Financial Group, Inc.	140,000	5,308,844
UniCredit SpA	906,130	5,648,995

		27,077,068

Capital Markets - 7.7%
Azimut Holding SpA	251,822	5,403,955
Flow Traders (a)	103,214	4,021,603
Partners Group Holding AG	29,978	10,160,715
UBS Group AG (REG)	471,497	8,717,098

		28,303,371

Consumer Finance - 0.7%
SKS Microfinance Ltd. (b)	439,050	2,723,000

Diversified Financial Services - 3.4%
IG Group Holdings PLC	520,711	6,068,602
London Stock Exchange Group PLC	175,130	6,419,262

		12,487,864

Insurance - 7.5%
AIA Group Ltd.	2,035,200	10,584,567
Prudential PLC	497,565	10,496,896
St James’s Place PLC	493,491	6,351,304

		27,432,767

Real Estate Management & Development - 0.9%
Global Logistic Properties Ltd.	2,315,000	3,328,292

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp., Ltd.	520,555	9,638,626

		110,990,988

Consumer Discretionary - 16.6%
Auto Components - 0.8%
Hankook Tire Co., Ltd.	90,860	3,041,728

Automobiles - 3.2%
Great Wall Motor Co., Ltd. - Class H	1,785,000	2,007,966
Nissan Motor Co., Ltd.	719,100	6,611,836
Tata Motors Ltd. - Class A (b)	996,158	3,293,084

		11,912,886

Diversified Consumer Services - 0.4%
Kroton Educacional SA	818,300	1,591,397

Hotels, Restaurants & Leisure - 1.4%
Alsea SAB de CV	933,093	2,753,758
Melco Crown Entertainment Ltd. (ADR) (c)	177,308	2,439,758

		5,193,516

Company	Shares	U.S. $ Value
Household Durables - 1.4%
Panasonic Corp.	496,900	5,028,690

Internet & Catalog Retail - 1.4%
JD.com, Inc. (ADR) (b)	189,514	4,938,735

Media - 1.7%
Naspers Ltd. - Class N	50,430	6,320,250

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	3,249,500	3,589,110

Specialty Retail - 1.9%
Fast Retailing Co., Ltd.	17,400	7,077,613

Textiles, Apparel & Luxury Goods - 3.4%
Brunello Cucinelli SpA (c)	130,899	2,374,935
Cie Financiere Richemont SA (REG)	96,159	7,482,225
Titan Co., Ltd.	519,250	2,517,439

		12,374,599

		61,068,524

Consumer Staples - 15.9%
Beverages - 2.2%
Anheuser-Busch InBev SA/NV	76,507	8,136,944

Food & Staples Retailing - 1.5%
Tsuruha Holdings, Inc.	62,800	5,411,988

Food Products - 6.6%
Danone SA	101,493	6,406,559
Nestle SA (REG)	139,544	10,494,503
Universal Robina Corp.	1,205,326	4,955,694
WH Group Ltd. (a) (b)	4,838,000	2,401,391

		24,258,147

Household Products - 3.2%
Reckitt Benckiser Group PLC	85,877	7,787,826
Unicharm Corp.	226,600	4,013,514

		11,801,340

Tobacco - 2.4%
British American Tobacco PLC	158,614	8,751,645

		58,360,064

Health Care - 14.1%
Health Care Equipment & Supplies - 1.5%
Essilor International SA	43,816	5,352,931

Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	142,340	3,124,565

Pharmaceuticals - 11.8%
Aspen Pharmacare Holdings Ltd. (b)	150,162	3,195,078
Bayer AG (REG)	38,440	4,931,792
Glenmark Pharmaceuticals Ltd.	168,310	2,700,720
H Lundbeck A/S (b)	134,340	3,581,734
Novo Nordisk A/S - Class B	123,710	6,675,957
Roche Holding AG	49,815	13,224,466
Sun Pharmaceutical Industries Ltd.	382,390	5,075,128
UCB SA	50,110	3,925,754

		43,310,629

		51,788,125

Company	Shares	U.S. $ Value
Information Technology - 9.1%
Internet Software & Services - 3.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	78,400	4,623,248
Tencent Holdings Ltd.	409,000	6,905,010

		11,528,258

IT Services - 1.0%
Tata Consultancy Services Ltd.	96,030	3,791,529

Semiconductors & Semiconductor Equipment - 3.2%
ams AG	101,754	3,796,505
Taiwan Semiconductor Manufacturing Co., Ltd.	1,930,000	7,734,817

		11,531,322

Software - 1.8%
Mobileye NV (b)	143,816	6,540,752

		33,391,861

Industrials - 7.1%
Aerospace & Defense - 2.6%
Safran SA	125,379	9,427,452

Commercial Services & Supplies - 0.8%
Aggreko PLC	218,270	3,146,623

Electrical Equipment - 0.3%
Schneider Electric SE (Paris)	17,450	977,184

Industrial Conglomerates - 0.3%
Siemens AG (REG)	12,320	1,100,632

Machinery - 1.3%
Komatsu Ltd. (c)	325,600	4,779,297

Professional Services - 1.8%
Capita PLC	365,895	6,645,385

		26,076,573

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.	154,930	3,017,333
TOTAL SA	149,730	6,735,286

		9,752,619

Materials - 2.3%
Chemicals - 1.6%
Linde AG	35,450	5,757,951

Metals & Mining - 0.7%
BHP Billiton PLC	173,095	2,634,788

		8,392,739

Utilities - 0.7%
Water Utilities - 0.7%
Beijing Enterprises Water Group Ltd. (b)	3,684,000	2,591,282

Total Common Stocks (cost $285,358,789)		362,412,775

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.2%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (d)(e) (cost $876,911)		876,911	876,911

	Principal Amount (000)
Time Deposits - 0.3%
ANZ, London
0.057%, 10/01/15	GBP	323	488,997
BBH, Grand Cayman
(1.00)%, 10/01/15	CHF	1	514
(0.238)%, 10/01/15	EUR	1	558
0.03%, 10/01/15	USD	8	8,039
0.10%, 10/01/15	DKK	225	33,662
BTMU, Grand Cayman
0.005%, 10/01/15	JPY	10,002	83,376
DNB, Oslo
(0.733)%, 10/01/15	SEK	361	43,166
HSBC Bank PLC, London
0.005%, 10/02/15	HKD	638	82,290
5.50%, 10/01/15	ZAR	841	60,702
Royal Bank of Canada, Toronto
0.058%, 10/01/15	CAD	85	63,330
Wells Fargo, Grand Cayman
0.10%, 10/01/15	SGD	183	128,688

Total Time Deposits (cost $1,003,744)			993,322

Total Short-Term Investments (cost $1,880,655)			1,870,233

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $287,239,444)			364,283,008

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AB Exchange Reserves - Class I, 0.13% (d) (e) (cost $8,937,960)		8,937,960	8,937,960

Total Investments - 101.6% (cost $296,177,404) (f)			373,220,968
Other assets less liabilities - (1.6)%			(5,843,241)

Net Assets - 100.0%			$367,377,727

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Barclays Bank PLC	CAD	1,774	USD	1,324	11/13/15	$(5,179)
Barclays Bank PLC	CHF	1,273	USD	1,315	11/13/15	6,558
Barclays Bank PLC	JPY	132,769	USD	1,109	11/13/15	1,354
Barclays Bank PLC	TWD	93,376	USD	2,947	11/13/15	125,262
Citibank, NA	AUD	2,147	USD	1,504	11/13/15	463
Citibank, NA	EUR	4,379	USD	4,780	11/13/15	(116,134)
Deutsche Bank AG	AUD	1,060	USD	774	11/13/15	32,091
Deutsche Bank AG	USD	1,304	JPY	162,047	11/13/15	47,087
HSBC Bank USA	HKD	83,835	USD	10,814	11/13/15	(3,395)
JPMorgan Chase Bank, NA	CNY	31,229	USD	4,821	11/13/15	(65,411)
Morgan Stanley Capital Services LLC	USD	8,780	CAD	11,495	11/13/15	(168,413)
Royal Bank of Scotland PLC	USD	2,687	EUR	2,431	11/13/15	31,522
Standard Chartered Bank	CHF	23,693	USD	24,230	11/13/15	(115,978)
Standard Chartered Bank	USD	19,433	AUD	26,609	11/13/15	(798,781)
Standard Chartered Bank	USD	8,436	JPY	1,052,481	11/13/15	342,023
State Street Bank & Trust Co.	GBP	3,640	USD	5,697	11/13/15	192,223
State Street Bank & Trust Co.	USD	5,508	CAD	7,268	11/13/15	(63,101)
State Street Bank & Trust Co.	USD	3,298	HKD	25,569	11/13/15	1,214
State Street Bank & Trust Co.	USD	1,950	NOK	16,140	11/13/15	(55,629)
State Street Bank & Trust Co.	USD	8,390	SEK	72,906	11/13/15	328,620
UBS AG	EUR	4,599	USD	5,082	11/13/15	(59,870)
UBS AG	USD	2,455	EUR	2,196	11/13/15	564

						$(342,910)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $6,422,994 or 1.7% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(f)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,455,738 and gross unrealized depreciation of investments was $(32,412,174), resulting in net unrealized appreciation of $77,043,564.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

September 30, 2015 (unaudited)

15.3%	United Kingdom
13.8%	Switzerland
10.5%	Japan
10.4%	India
7.9%	France
5.8%	China
4.2%	Hong Kong
3.7%	Italy
3.3%	Belgium
3.2%	Germany
3.0%	Netherlands
2.8%	Denmark
2.6%	South Africa
12.9%	Other
0.6%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.1% or less in the following countries: Australia, Austria, Brazil, Canada, Indonesia, Mexico, Peru, Philippines, Singapore, South Korea, Taiwan, and United States.

AB International Growth Fund

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$15,055,558		$95,935,430		$	– 0	–	$110,990,988
Consumer Discretionary	11,723,648		49,344,876			– 0	–	61,068,524
Consumer Staples	– 0	–	58,360,064			– 0	–	58,360,064
Health Care	– 0	–	51,788,125			– 0	–	51,788,125
Information Technology	11,164,000		22,227,861			– 0	–	33,391,861
Industrials	– 0	–	26,076,573			– 0	–	26,076,573
Energy	3,017,333		6,735,286			– 0	–	9,752,619
Materials	– 0	–	8,392,739			– 0	–	8,392,739
Utilities	– 0	–	2,591,282			– 0	–	2,591,282
Short-Term Investments:
Investments Companies	876,911		– 0	–		– 0	–	876,911
Time Deposits	– 0	–	993,322			– 0	–	993,322
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,937,960		– 0	–		– 0	–	8,937,960

Total Investments in Securities	50,775,410		322,445,558	†		– 0	–	373,220,968
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,108,981			– 0	–	1,108,981
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,451,891)			– 0	–	(1,451,891)

Total^	$50,775,410		$322,102,648		$	– 0	–	$372,878,058

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $11,561,294 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $8,342,991 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary			Total
Balance as of 6/30/15		$2,916,836			$2,916,836
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		(2,916,836)			(2,916,836)

Balance as of 9/30/15	$	– 0	–	$	– 0	– +

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15	$	– 0	–	$	– 0	–

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 20, 2015